RESTRICTED CASH AND SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2014
Restricted Cash and Investments [Abstract]
RESTRICTED CASH AND SHORT-TERM INVESTMENTS

23.	RESTRICTED CASH AND SHORT-TERM INVESTMENTS

Our restricted cash and short-term investment balances are as follows:

(in thousands of $)	2014	2013
Restricted cash relating to share repurchase forward swap (see note 35)	46,051	—
Restricted cash in relation to the Golar Viking	25,000	—
Restricted cash relating to projects	3,111	26,543
Restricted cash relating to office lease	425	—
Total restricted cash	74,587	26,543
Less: Amounts included in short-term restricted cash and short-term investments	74,162	23,432
Long-term restricted cash	425	3,111

Restricted cash relating to the share repurchase forward swap refers to the collateral required by the bank with whom we entered into a share repurchase agreement requiring a collateral of 20% of the total purchase price.

In December 2014, Qatar Gas Trading Company Limited ("Nakilat") requested a bank guarantee for $25m in relation to a legal dispute related to the Golar Viking to which we agreed to provide this security. The guarantee was released subsequently in January 2015 following the execution of the settlement agreement.

Restricted cash relating to projects relates to Performance and Delivery Bonds (the "Bonds") for our FSRU contracts in Kuwait and Jordan, respectively. We issued the Bonds to the charterers to guarantee against our failure to meet our obligations as specified in the contracts. The Performance bond is valid for the duration of the contract or in the case of the Delivery Bond until the vessel is delivered to the charterer. The Bonds are cash collateralized but we have the option to restructure these as non-cash backed bonds. In 2014, $23.4 million of the 26.5 million Bonds in 2013 relating to the Performance Bond was restructured as non-cash backed following the delivery of the vessel.

Restricted cash does not include minimum consolidated cash balances of $50.0 million (see note 29) required to be maintained as part of the financial covenants for our loan facilities, as these amounts are included in "Cash and cash equivalents".